Consolidated Statements of Stockholders' Equity (Parenthetical) - Ordinary shares [member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Issuance of ordinary shares and pre-funded warrants, net of issuance cost		$ 4,531,040
Issuance Costs September
Issuance of ordinary shares and pre-funded warrants, net of issuance cost	$ 4,764,890
Issuance Costs September | Related party [Member]
Issuance of ordinary shares and pre-funded warrants, net of issuance cost	125,000
Issuance costs June
Issuance of ordinary shares and pre-funded warrants, net of issuance cost	$ 8,903,734